Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Transfers and Servicing [Abstract]
Beginning balance	¥ 79,723	¥ 72,265
Increase mainly from loans sold with servicing retained	8,485	7,888
Decrease mainly from amortization	(10,829)	(10,039)
Increase (Decrease) from the effects of changes in foreign exchange rates	(923)	9,609
Ending balance	¥ 76,456	¥ 79,723